Deposits (Schedules Maturities of Certificates of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Deposits [Abstract]
2015	$ 54,238
2016	31,217
2017	14,849
2018	4,766
2019	356
Time Deposits, Total	$ 105,426